Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000015968 | SEI Daily Income Trust Short-Duration Government Fund8608338
Holdings [Line Items]
Percent of Total Investments	29.30%
C000015968 | SEI Institutional Managed Trust Multi-Asset Capital Stability Fund8608343
Holdings [Line Items]
Percent of Total Investments	20.20%
C000015968 | SEI Institutional Managed Trust Conservative Income Fund8608332
Holdings [Line Items]
Percent of Total Investments	15.00%
C000015968 | SEI Institutional Managed Trust Core Fixed Income Fund8608340
Holdings [Line Items]
Percent of Total Investments	7.50%
C000015968 | SEI Institutional Managed Trust Global Managed Volatility Fund8608336
Holdings [Line Items]
Percent of Total Investments	7.30%
C000015968 | SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund8608347
Holdings [Line Items]
Percent of Total Investments	5.00%
C000015968 | SEI Daily Income Trust Government Fund, Institutional Class8608351
Holdings [Line Items]
Percent of Total Investments	5.00%
C000015968 | SEI Institutional Managed Trust Real Return Fund8608349
Holdings [Line Items]
Percent of Total Investments	5.00%
C000015968 | SEI Institutional Managed Trust Multi-Asset Income Fund8608345
Holdings [Line Items]
Percent of Total Investments	3.70%
C000015968 | SEI Institutional Managed Trust Liquid Alternative Fund8608341
Holdings [Line Items]
Percent of Total Investments	2.00%
C000015968 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015969 | SEI Daily Income Trust Short-Duration Government Fund8608338
Holdings [Line Items]
Percent of Total Investments	29.30%
C000015969 | SEI Institutional Managed Trust Multi-Asset Capital Stability Fund8608343
Holdings [Line Items]
Percent of Total Investments	20.20%
C000015969 | SEI Institutional Managed Trust Conservative Income Fund8608332
Holdings [Line Items]
Percent of Total Investments	15.00%
C000015969 | SEI Institutional Managed Trust Core Fixed Income Fund8608340
Holdings [Line Items]
Percent of Total Investments	7.50%
C000015969 | SEI Institutional Managed Trust Global Managed Volatility Fund8608336
Holdings [Line Items]
Percent of Total Investments	7.30%
C000015969 | SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund8608347
Holdings [Line Items]
Percent of Total Investments	5.00%
C000015969 | SEI Daily Income Trust Government Fund, Institutional Class8608351
Holdings [Line Items]
Percent of Total Investments	5.00%
C000015969 | SEI Institutional Managed Trust Real Return Fund8608349
Holdings [Line Items]
Percent of Total Investments	5.00%
C000015969 | SEI Institutional Managed Trust Multi-Asset Income Fund8608345
Holdings [Line Items]
Percent of Total Investments	3.70%
C000015969 | SEI Institutional Managed Trust Liquid Alternative Fund8608341
Holdings [Line Items]
Percent of Total Investments	2.00%
C000015969 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015961 | SEI Daily Income Trust Government Fund, Institutional Class8608354
Holdings [Line Items]
Percent of Total Investments	80.80%
C000015961 | SEI Institutional Managed Trust High Yield Bond Fund8608356
Holdings [Line Items]
Percent of Total Investments	19.20%
C000015961 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015964 | SEI Institutional Managed Trust Multi-Asset Capital Stability Fund8608380
Holdings [Line Items]
Percent of Total Investments	16.90%
C000015964 | SEI Institutional Managed Trust Core Fixed Income Fund8608375
Holdings [Line Items]
Percent of Total Investments	14.50%
C000015964 | SEI Daily Income Trust Short-Duration Government Fund8608373
Holdings [Line Items]
Percent of Total Investments	14.10%
C000015964 | SEI Institutional Managed Trust Conservative Income Fund8608361
Holdings [Line Items]
Percent of Total Investments	9.90%
C000015964 | SEI Institutional Managed Trust Global Managed Volatility Fund8608365
Holdings [Line Items]
Percent of Total Investments	9.30%
C000015964 | SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund8608384
Holdings [Line Items]
Percent of Total Investments	4.90%
C000015964 | SEI Institutional Managed Trust Multi-Asset Income Fund8608382
Holdings [Line Items]
Percent of Total Investments	4.40%
C000015964 | SEI Enhanced Low Volatility U.S. Large Cap ETF8608363
Holdings [Line Items]
Percent of Total Investments	4.00%
C000015964 | SEI Daily Income Trust Ultra Short Duration Bond Fund8608359
Holdings [Line Items]
Percent of Total Investments	3.90%
C000015964 | SEI Institutional Managed Trust Real Return Fund8608386
Holdings [Line Items]
Percent of Total Investments	3.90%
C000015964 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000093799 | SEI Institutional Managed Trust Multi-Asset Capital Stability Fund8608380
Holdings [Line Items]
Percent of Total Investments	16.90%
C000093799 | SEI Institutional Managed Trust Core Fixed Income Fund8608375
Holdings [Line Items]
Percent of Total Investments	14.50%
C000093799 | SEI Daily Income Trust Short-Duration Government Fund8608373
Holdings [Line Items]
Percent of Total Investments	14.10%
C000093799 | SEI Institutional Managed Trust Conservative Income Fund8608361
Holdings [Line Items]
Percent of Total Investments	9.90%
C000093799 | SEI Institutional Managed Trust Global Managed Volatility Fund8608365
Holdings [Line Items]
Percent of Total Investments	9.30%
C000093799 | SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund8608384
Holdings [Line Items]
Percent of Total Investments	4.90%
C000093799 | SEI Institutional Managed Trust Multi-Asset Income Fund8608382
Holdings [Line Items]
Percent of Total Investments	4.40%
C000093799 | SEI Enhanced Low Volatility U.S. Large Cap ETF8608363
Holdings [Line Items]
Percent of Total Investments	4.00%
C000093799 | SEI Daily Income Trust Ultra Short Duration Bond Fund8608359
Holdings [Line Items]
Percent of Total Investments	3.90%
C000093799 | SEI Institutional Managed Trust Real Return Fund8608386
Holdings [Line Items]
Percent of Total Investments	3.90%
C000093799 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015965 | SEI Institutional Managed Trust Multi-Asset Capital Stability Fund8608380
Holdings [Line Items]
Percent of Total Investments	16.90%
C000015965 | SEI Institutional Managed Trust Core Fixed Income Fund8608375
Holdings [Line Items]
Percent of Total Investments	14.50%
C000015965 | SEI Daily Income Trust Short-Duration Government Fund8608373
Holdings [Line Items]
Percent of Total Investments	14.10%
C000015965 | SEI Institutional Managed Trust Conservative Income Fund8608361
Holdings [Line Items]
Percent of Total Investments	9.90%
C000015965 | SEI Institutional Managed Trust Global Managed Volatility Fund8608365
Holdings [Line Items]
Percent of Total Investments	9.30%
C000015965 | SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund8608384
Holdings [Line Items]
Percent of Total Investments	4.90%
C000015965 | SEI Institutional Managed Trust Multi-Asset Income Fund8608382
Holdings [Line Items]
Percent of Total Investments	4.40%
C000015965 | SEI Enhanced Low Volatility U.S. Large Cap ETF8608363
Holdings [Line Items]
Percent of Total Investments	4.00%
C000015965 | SEI Daily Income Trust Ultra Short Duration Bond Fund8608359
Holdings [Line Items]
Percent of Total Investments	3.90%
C000015965 | SEI Institutional Managed Trust Real Return Fund8608386
Holdings [Line Items]
Percent of Total Investments	3.90%
C000015965 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015959 | SEI Institutional Managed Trust High Yield Bond Fund8608394
Holdings [Line Items]
Percent of Total Investments	32.90%
C000015959 | SEI Institutional Managed Trust U.S. Managed Volatility Fund8608396
Holdings [Line Items]
Percent of Total Investments	31.40%
C000015959 | SEI Daily Income Trust Government Fund, Institutional Class8608398
Holdings [Line Items]
Percent of Total Investments	20.10%
C000015959 | SEI Institutional Managed Trust Real Estate Fund8608392
Holdings [Line Items]
Percent of Total Investments	15.60%
C000015959 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015956 | SEI Institutional Managed Trust Core Fixed Income Fund8608422
Holdings [Line Items]
Percent of Total Investments	19.20%
C000015956 | SEI Institutional Managed Trust Global Managed Volatility Fund8608411
Holdings [Line Items]
Percent of Total Investments	12.30%
C000015956 | SEI Institutional Managed Trust Multi-Asset Capital Stability Fund8608430
Holdings [Line Items]
Percent of Total Investments	9.80%
C000015956 | SEI Institutional Managed Trust Multi-Asset Accumulation Fund8608415
Holdings [Line Items]
Percent of Total Investments	9.30%
C000015956 | SEI Daily Income Trust Short-Duration Government Fund8608421
Holdings [Line Items]
Percent of Total Investments	6.90%
C000015956 | SEI Select International Equity ETF8608419
Holdings [Line Items]
Percent of Total Investments	5.30%
C000015956 | SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund8608434
Holdings [Line Items]
Percent of Total Investments	4.90%
C000015956 | SEI Institutional Managed Trust Liquid Alternative Fund8608428
Holdings [Line Items]
Percent of Total Investments	4.80%
C000015956 | SEI Enhanced Low Volatility U.S. Large Cap ETF8608403
Holdings [Line Items]
Percent of Total Investments	4.40%
C000015956 | SEI Institutional Managed Trust Multi-Asset Income Fund8608432
Holdings [Line Items]
Percent of Total Investments	3.70%
C000015956 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000093798 | SEI Institutional Managed Trust Core Fixed Income Fund8608422
Holdings [Line Items]
Percent of Total Investments	19.20%
C000093798 | SEI Institutional Managed Trust Global Managed Volatility Fund8608411
Holdings [Line Items]
Percent of Total Investments	12.30%
C000093798 | SEI Institutional Managed Trust Multi-Asset Capital Stability Fund8608430
Holdings [Line Items]
Percent of Total Investments	9.80%
C000093798 | SEI Institutional Managed Trust Multi-Asset Accumulation Fund8608415
Holdings [Line Items]
Percent of Total Investments	9.30%
C000093798 | SEI Daily Income Trust Short-Duration Government Fund8608421
Holdings [Line Items]
Percent of Total Investments	6.90%
C000093798 | SEI Select International Equity ETF8608419
Holdings [Line Items]
Percent of Total Investments	5.30%
C000093798 | SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund8608434
Holdings [Line Items]
Percent of Total Investments	4.90%
C000093798 | SEI Institutional Managed Trust Liquid Alternative Fund8608428
Holdings [Line Items]
Percent of Total Investments	4.80%
C000093798 | SEI Enhanced Low Volatility U.S. Large Cap ETF8608403
Holdings [Line Items]
Percent of Total Investments	4.40%
C000093798 | SEI Institutional Managed Trust Multi-Asset Income Fund8608432
Holdings [Line Items]
Percent of Total Investments	3.70%
C000093798 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015957 | SEI Institutional Managed Trust Core Fixed Income Fund8608422
Holdings [Line Items]
Percent of Total Investments	19.20%
C000015957 | SEI Institutional Managed Trust Global Managed Volatility Fund8608411
Holdings [Line Items]
Percent of Total Investments	12.30%
C000015957 | SEI Institutional Managed Trust Multi-Asset Capital Stability Fund8608430
Holdings [Line Items]
Percent of Total Investments	9.80%
C000015957 | SEI Institutional Managed Trust Multi-Asset Accumulation Fund8608415
Holdings [Line Items]
Percent of Total Investments	9.30%
C000015957 | SEI Daily Income Trust Short-Duration Government Fund8608421
Holdings [Line Items]
Percent of Total Investments	6.90%
C000015957 | SEI Select International Equity ETF8608419
Holdings [Line Items]
Percent of Total Investments	5.30%
C000015957 | SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund8608434
Holdings [Line Items]
Percent of Total Investments	4.90%
C000015957 | SEI Institutional Managed Trust Liquid Alternative Fund8608428
Holdings [Line Items]
Percent of Total Investments	4.80%
C000015957 | SEI Enhanced Low Volatility U.S. Large Cap ETF8608403
Holdings [Line Items]
Percent of Total Investments	4.40%
C000015957 | SEI Institutional Managed Trust Multi-Asset Income Fund8608432
Holdings [Line Items]
Percent of Total Investments	3.70%
C000015957 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015963 | SEI Institutional Managed Trust U.S. Managed Volatility Fund8608443
Holdings [Line Items]
Percent of Total Investments	46.10%
C000015963 | SEI Institutional Managed Trust High Yield Bond Fund8608449
Holdings [Line Items]
Percent of Total Investments	18.00%
C000015963 | SEI Daily Income Trust Government Fund, Institutional Class8608441
Holdings [Line Items]
Percent of Total Investments	14.60%
C000015963 | SEI Institutional Managed Trust Tax-Managed Large Cap Fund8608451
Holdings [Line Items]
Percent of Total Investments	10.40%
C000015963 | SEI Institutional Managed Trust Real Estate Fund8608447
Holdings [Line Items]
Percent of Total Investments	5.50%
C000015963 | SEI Institutional International Trust International Equity Fund8608445
Holdings [Line Items]
Percent of Total Investments	5.40%
C000015963 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015946 | SEI Select International Equity ETF8608466
Holdings [Line Items]
Percent of Total Investments	22.90%
C000015946 | SEI Institutional Managed Trust Large Cap Fund8608476
Holdings [Line Items]
Percent of Total Investments	12.70%
C000015946 | SEI Institutional Managed Trust Multi-Asset Accumulation Fund8608462
Holdings [Line Items]
Percent of Total Investments	11.60%
C000015946 | SEI Institutional Managed Trust Dynamic Asset Allocation Fund8608471
Holdings [Line Items]
Percent of Total Investments	9.20%
C000015946 | SEI Select Emerging Markets Equity ETF8608464
Holdings [Line Items]
Percent of Total Investments	8.10%
C000015946 | SEI Institutional Managed Trust Core Fixed Income Fund8608470
Holdings [Line Items]
Percent of Total Investments	7.70%
C000015946 | SEI Enhanced US Large Cap Momentum Factor ETF8608454
Holdings [Line Items]
Percent of Total Investments	6.40%
C000015946 | SEI Enhanced US Large Cap Value Factor ETF8608458
Holdings [Line Items]
Percent of Total Investments	6.30%
C000015946 | SEI Select Small Cap ETF8608468
Holdings [Line Items]
Percent of Total Investments	5.90%
C000015946 | SEI Enhanced US Large Cap Quality Factor ETF8608456
Holdings [Line Items]
Percent of Total Investments	3.30%
C000015946 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000093796 | SEI Select International Equity ETF8608466
Holdings [Line Items]
Percent of Total Investments	22.90%
C000093796 | SEI Institutional Managed Trust Large Cap Fund8608476
Holdings [Line Items]
Percent of Total Investments	12.70%
C000093796 | SEI Institutional Managed Trust Multi-Asset Accumulation Fund8608462
Holdings [Line Items]
Percent of Total Investments	11.60%
C000093796 | SEI Institutional Managed Trust Dynamic Asset Allocation Fund8608471
Holdings [Line Items]
Percent of Total Investments	9.20%
C000093796 | SEI Select Emerging Markets Equity ETF8608464
Holdings [Line Items]
Percent of Total Investments	8.10%
C000093796 | SEI Institutional Managed Trust Core Fixed Income Fund8608470
Holdings [Line Items]
Percent of Total Investments	7.70%
C000093796 | SEI Enhanced US Large Cap Momentum Factor ETF8608454
Holdings [Line Items]
Percent of Total Investments	6.40%
C000093796 | SEI Enhanced US Large Cap Value Factor ETF8608458
Holdings [Line Items]
Percent of Total Investments	6.30%
C000093796 | SEI Select Small Cap ETF8608468
Holdings [Line Items]
Percent of Total Investments	5.90%
C000093796 | SEI Enhanced US Large Cap Quality Factor ETF8608456
Holdings [Line Items]
Percent of Total Investments	3.30%
C000093796 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015947 | SEI Select International Equity ETF8608466
Holdings [Line Items]
Percent of Total Investments	22.90%
C000015947 | SEI Institutional Managed Trust Large Cap Fund8608476
Holdings [Line Items]
Percent of Total Investments	12.70%
C000015947 | SEI Institutional Managed Trust Multi-Asset Accumulation Fund8608462
Holdings [Line Items]
Percent of Total Investments	11.60%
C000015947 | SEI Institutional Managed Trust Dynamic Asset Allocation Fund8608471
Holdings [Line Items]
Percent of Total Investments	9.20%
C000015947 | SEI Select Emerging Markets Equity ETF8608464
Holdings [Line Items]
Percent of Total Investments	8.10%
C000015947 | SEI Institutional Managed Trust Core Fixed Income Fund8608470
Holdings [Line Items]
Percent of Total Investments	7.70%
C000015947 | SEI Enhanced US Large Cap Momentum Factor ETF8608454
Holdings [Line Items]
Percent of Total Investments	6.40%
C000015947 | SEI Enhanced US Large Cap Value Factor ETF8608458
Holdings [Line Items]
Percent of Total Investments	6.30%
C000015947 | SEI Select Small Cap ETF8608468
Holdings [Line Items]
Percent of Total Investments	5.90%
C000015947 | SEI Enhanced US Large Cap Quality Factor ETF8608456
Holdings [Line Items]
Percent of Total Investments	3.30%
C000015947 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015958 | SEI Institutional Managed Trust Tax-Managed Large Cap Fund8608487
Holdings [Line Items]
Percent of Total Investments	55.60%
C000015958 | SEI Institutional International Trust International Equity Fund8608481
Holdings [Line Items]
Percent of Total Investments	16.80%
C000015958 | SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund8608485
Holdings [Line Items]
Percent of Total Investments	13.10%
C000015958 | SEI Institutional Managed Trust High Yield Bond Fund8608483
Holdings [Line Items]
Percent of Total Investments	8.20%
C000015958 | SEI Institutional International Trust Emerging Markets Debt Fund8608479
Holdings [Line Items]
Percent of Total Investments	4.20%
C000015958 | SEI Institutional International Trust Emerging Markets Equity Fund8608488
Holdings [Line Items]
Percent of Total Investments	2.10%
C000015958 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015966 | SEI Institutional Managed Trust Core Fixed Income Fund8608509
Holdings [Line Items]
Percent of Total Investments	24.70%
C000015966 | SEI Institutional Managed Trust Multi-Asset Accumulation Fund8608501
Holdings [Line Items]
Percent of Total Investments	11.90%
C000015966 | SEI Select International Equity ETF8608505
Holdings [Line Items]
Percent of Total Investments	10.80%
C000015966 | SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund8608520
Holdings [Line Items]
Percent of Total Investments	7.70%
C000015966 | SEI Institutional Managed Trust Dynamic Asset Allocation Fund8608511
Holdings [Line Items]
Percent of Total Investments	5.60%
C000015966 | SEI Institutional Managed Trust Large Cap Fund8608515
Holdings [Line Items]
Percent of Total Investments	4.90%
C000015966 | SEI Institutional Managed Trust Global Managed Volatility Fund8608497
Holdings [Line Items]
Percent of Total Investments	4.80%
C000015966 | SEI Select Emerging Markets Equity ETF8608503
Holdings [Line Items]
Percent of Total Investments	4.50%
C000015966 | SEI Institutional International Trust Emerging Markets Debt Fund8608499
Holdings [Line Items]
Percent of Total Investments	3.80%
C000015966 | SEI Institutional Managed Trust High Yield Bond Fund8608513
Holdings [Line Items]
Percent of Total Investments	3.80%
C000015966 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015967 | SEI Institutional Managed Trust Core Fixed Income Fund8608509
Holdings [Line Items]
Percent of Total Investments	24.70%
C000015967 | SEI Institutional Managed Trust Multi-Asset Accumulation Fund8608501
Holdings [Line Items]
Percent of Total Investments	11.90%
C000015967 | SEI Select International Equity ETF8608505
Holdings [Line Items]
Percent of Total Investments	10.80%
C000015967 | SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund8608520
Holdings [Line Items]
Percent of Total Investments	7.70%
C000015967 | SEI Institutional Managed Trust Dynamic Asset Allocation Fund8608511
Holdings [Line Items]
Percent of Total Investments	5.60%
C000015967 | SEI Institutional Managed Trust Large Cap Fund8608515
Holdings [Line Items]
Percent of Total Investments	4.90%
C000015967 | SEI Institutional Managed Trust Global Managed Volatility Fund8608497
Holdings [Line Items]
Percent of Total Investments	4.80%
C000015967 | SEI Select Emerging Markets Equity ETF8608503
Holdings [Line Items]
Percent of Total Investments	4.50%
C000015967 | SEI Institutional International Trust Emerging Markets Debt Fund8608499
Holdings [Line Items]
Percent of Total Investments	3.80%
C000015967 | SEI Institutional Managed Trust High Yield Bond Fund8608513
Holdings [Line Items]
Percent of Total Investments	3.80%
C000015967 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015960 | SEI Institutional Managed Trust Tax-Managed Large Cap Fund8608281
Holdings [Line Items]
Percent of Total Investments	56.10%
C000015960 | SEI Institutional International Trust International Equity Fund8608276
Holdings [Line Items]
Percent of Total Investments	16.10%
C000015960 | SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund8608279
Holdings [Line Items]
Percent of Total Investments	13.50%
C000015960 | SEI Institutional Managed Trust High Yield Bond Fund8608277
Holdings [Line Items]
Percent of Total Investments	8.20%
C000015960 | SEI Institutional International Trust Emerging Markets Debt Fund8608274
Holdings [Line Items]
Percent of Total Investments	4.10%
C000015960 | SEI Institutional International Trust Emerging Markets Equity Fund8608283
Holdings [Line Items]
Percent of Total Investments	2.00%
C000015960 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015954 | SEI Select International Equity ETF8608301
Holdings [Line Items]
Percent of Total Investments	15.30%
C000015954 | SEI Institutional Managed Trust Core Fixed Income Fund8608305
Holdings [Line Items]
Percent of Total Investments	13.80%
C000015954 | SEI Institutional Managed Trust Multi-Asset Accumulation Fund8608297
Holdings [Line Items]
Percent of Total Investments	11.50%
C000015954 | SEI Institutional Managed Trust Large Cap Fund8608310
Holdings [Line Items]
Percent of Total Investments	7.50%
C000015954 | SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund8608316
Holdings [Line Items]
Percent of Total Investments	6.90%
C000015954 | SEI Institutional Managed Trust Dynamic Asset Allocation Fund8608307
Holdings [Line Items]
Percent of Total Investments	6.30%
C000015954 | SEI Select Emerging Markets Equity ETF8608299
Holdings [Line Items]
Percent of Total Investments	6.00%
C000015954 | SEI Enhanced US Large Cap Momentum Factor ETF8608287
Holdings [Line Items]
Percent of Total Investments	4.70%
C000015954 | SEI Select Small Cap ETF8608303
Holdings [Line Items]
Percent of Total Investments	4.50%
C000015954 | SEI Enhanced US Large Cap Value Factor ETF8608291
Holdings [Line Items]
Percent of Total Investments	4.40%
C000015954 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000093797 | SEI Select International Equity ETF8608301
Holdings [Line Items]
Percent of Total Investments	15.30%
C000093797 | SEI Institutional Managed Trust Core Fixed Income Fund8608305
Holdings [Line Items]
Percent of Total Investments	13.80%
C000093797 | SEI Institutional Managed Trust Multi-Asset Accumulation Fund8608297
Holdings [Line Items]
Percent of Total Investments	11.50%
C000093797 | SEI Institutional Managed Trust Large Cap Fund8608310
Holdings [Line Items]
Percent of Total Investments	7.50%
C000093797 | SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund8608316
Holdings [Line Items]
Percent of Total Investments	6.90%
C000093797 | SEI Institutional Managed Trust Dynamic Asset Allocation Fund8608307
Holdings [Line Items]
Percent of Total Investments	6.30%
C000093797 | SEI Select Emerging Markets Equity ETF8608299
Holdings [Line Items]
Percent of Total Investments	6.00%
C000093797 | SEI Enhanced US Large Cap Momentum Factor ETF8608287
Holdings [Line Items]
Percent of Total Investments	4.70%
C000093797 | SEI Select Small Cap ETF8608303
Holdings [Line Items]
Percent of Total Investments	4.50%
C000093797 | SEI Enhanced US Large Cap Value Factor ETF8608291
Holdings [Line Items]
Percent of Total Investments	4.40%
C000093797 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015955 | SEI Select International Equity ETF8608301
Holdings [Line Items]
Percent of Total Investments	15.30%
C000015955 | SEI Institutional Managed Trust Core Fixed Income Fund8608305
Holdings [Line Items]
Percent of Total Investments	13.80%
C000015955 | SEI Institutional Managed Trust Multi-Asset Accumulation Fund8608297
Holdings [Line Items]
Percent of Total Investments	11.50%
C000015955 | SEI Institutional Managed Trust Large Cap Fund8608310
Holdings [Line Items]
Percent of Total Investments	7.50%
C000015955 | SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund8608316
Holdings [Line Items]
Percent of Total Investments	6.90%
C000015955 | SEI Institutional Managed Trust Dynamic Asset Allocation Fund8608307
Holdings [Line Items]
Percent of Total Investments	6.30%
C000015955 | SEI Select Emerging Markets Equity ETF8608299
Holdings [Line Items]
Percent of Total Investments	6.00%
C000015955 | SEI Enhanced US Large Cap Momentum Factor ETF8608287
Holdings [Line Items]
Percent of Total Investments	4.70%
C000015955 | SEI Select Small Cap ETF8608303
Holdings [Line Items]
Percent of Total Investments	4.50%
C000015955 | SEI Enhanced US Large Cap Value Factor ETF8608291
Holdings [Line Items]
Percent of Total Investments	4.40%
C000015955 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000015962 | SEI Institutional Managed Trust Tax-Managed Large Cap Fund8608327
Holdings [Line Items]
Percent of Total Investments	55.80%
C000015962 | SEI Institutional International Trust International Equity Fund8608321
Holdings [Line Items]
Percent of Total Investments	16.40%
C000015962 | SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund8608325
Holdings [Line Items]
Percent of Total Investments	13.30%
C000015962 | SEI Institutional Managed Trust High Yield Bond Fund8608323
Holdings [Line Items]
Percent of Total Investments	8.30%
C000015962 | SEI Institutional International Trust Emerging Markets Debt Fund8608319
Holdings [Line Items]
Percent of Total Investments	4.10%
C000015962 | SEI Institutional International Trust Emerging Markets Equity Fund8608329
Holdings [Line Items]
Percent of Total Investments	2.10%
C000015962 | Affiliated Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%